Financing Charges - Schedule of Financing Charges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 497	$ 479
Interest on short-term notes	8	19
Realized loss on cash flow hedges (interest-rate swap agreements) (Note 8, 18)	7	0
Derecognition of deferred financing costs (Note 4)	0	24
Unrealized loss on Foreign-Exchange Contract (Note 4)	0	22
Interest on convertible debentures (Note 4)	0	7
Other	13	18
Less: Interest capitalized on construction and development in progress	(49)	(48)
Interest earned on cash and cash equivalents	(5)	(7)
Net financing charges	$ 471	$ 514